Basic and Diluted Net Income (Loss) per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Potentially dilutive common share equivalents	271,198	160,314
Eligible Velo3D Equityholders [Member]
Potentially dilutive common share equivalents	17,948	40,507